Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2022
Variable Interest Entities [Abstract]
Assets and Liabilities of Variable Interest Entities
The following tables present the assets and liabilities of consolidated VIEs recorded on the accompanying condensed consolidated balance sheets at March 31, 2022 and September 30, 2022:

Consolidated VIEs	Consolidated assets
At March 31, 2022:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,115,286	¥114,679	¥24,959	¥30,114	¥906,109	¥5,016,254	¥23,171
Investment funds	538,336	578	28,021	351,806	55,567	—	102,364
Special purpose entities created for structured financing	192,200	1,694	5,463	7,294	—	119,002	58,747
Repackaged instruments	342,771	4,798	—	134,387	111,711	88,209	3,666
Securitization of the MUFG Group’s assets	10,544,934	—	1,204	—	—	10,526,124	17,606
Trust arrangements	8,581,448	—	—	760,960	1,303,063	6,517,421	4
Other	67,650	465	3,910	22,110	15,684	3,496	21,985
Total consolidated assets before elimination	26,382,625	122,214	63,557	1,306,671	2,392,134	22,270,506	227,543
The amounts eliminated in consolidation	(7,424,058)	(115,486)	(36,175)	(54,363)	(567,242)	(6,619,044)	(31,748)
Total consolidated assets	¥18,958,567	¥6,728	¥27,382	¥1,252,308	¥1,824,892	¥15,651,462	¥195,795

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,091,830	¥—	¥4,443,656	¥1,337,938	¥310,236
Investment funds	29,368	—	—	6,497	22,871
Special purpose entities created for structured financing	101,814	—	—	95,218	6,596
Repackaged instruments	345,606	—	22,791	248,535	74,280
Securitization of the MUFG Group’s assets	10,569,281	—	—	10,102,964	466,317
Trust arrangements	8,581,731	7,063,850	683,346	—	834,535
Other	63,126	—	2,268	39,511	21,347
Total consolidated liabilities before elimination	25,782,756	7,063,850	5,152,061	11,830,663	1,736,182
The amounts eliminated in consolidation	(15,116,977)	(756)	(2,590,224)	(11,378,021)	(1,147,976)
The amount of liabilities with recourse to the general credit of the MUFG Group	(10,081,747)	(7,063,094)	(2,522,255)	(3,411)	(492,987)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥584,032	¥—	¥39,582	¥449,231	¥95,219

Consolidated VIEs	Consolidated assets
At September 30, 2022:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,776,160	¥56,072	¥28,793	¥123,767	¥975,073	¥5,470,418	¥122,037
Investment funds	519,063	336	20,911	357,653	57,370	—	82,793
Special purpose entities created for structured financing	234,811	2,013	2,222	8,532	—	140,410	81,634
Repackaged instruments	387,076	14,334	—	163,928	160,751	47,219	844
Securitization of the MUFG Group’s assets	11,077,555	—	1,203	—	—	11,058,713	17,639
Trust arrangements	7,102,194	—	—	872,829	1,419,479	4,809,882	4
Other	57,420	492	3,726	14,606	15,544	3,193	19,859
Total consolidated assets before elimination	26,154,279	73,247	56,855	1,541,315	2,628,217	21,529,835	324,810
The amounts eliminated in consolidation	(5,844,960)	(56,517)	(29,019)	(143,087)	(663,066)	(4,924,590)	(28,681)
Total consolidated assets	¥20,309,319	¥16,730	¥27,836	¥1,398,228	¥1,965,151	¥16,605,245	¥296,129

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,690,554	¥—	¥5,028,735	¥1,313,354	¥348,465
Investment funds	7,436	—	—	7,293	143
Special purpose entities created for structured financing	117,495	—	—	113,236	4,259
Repackaged instruments	391,007	—	18,154	267,440	105,413
Securitization of the MUFG Group’s assets	11,101,594	—	—	10,604,347	497,247
Trust arrangements	7,102,377	5,449,185	702,270	—	950,922
Other	53,122	—	1,883	31,961	19,278
Total consolidated liabilities before elimination	25,463,585	5,449,185	5,751,042	12,337,631	1,925,727
The amounts eliminated in consolidation	(15,850,216)	(2,966)	(2,647,997)	(11,905,225)	(1,294,028)
The amount of liabilities with recourse to the general credit of the MUFG Group	(9,097,535)	(5,446,219)	(3,063,374)	(29,752)	(558,190)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥515,834	¥—	¥39,671	¥402,654	¥73,509
The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs, and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2022 and September 30, 2022:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2022:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥27,325,711	¥6,010,143	¥4,858,210	¥—	¥1,756,122	¥3,102,088	¥—	¥520	¥520
Investment funds	112,262,392	3,352,266	2,622,407	328,963	622,967	1,628,737	41,740	4,507	4,507
Special purpose entities created for structured financing	42,312,881	4,829,867	3,275,008	234,384	20,854	3,012,252	7,518	25,424	25,424
Repackaged instruments	7,533,839	3,627,418	3,448,224	563,524	2,424,602	373,834	86,264	1,590	1,590
Other	74,119,635	3,474,163	2,402,341	170,859	7,552	2,139,751	84,179	28,128	28,128
Total	¥263,554,458	¥21,293,857	¥16,606,190	¥1,297,730	¥4,832,097	¥10,256,662	¥219,701	¥60,169	¥60,169

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2022:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥33,736,781	¥7,289,764	¥5,722,762	¥—	¥1,957,516	¥3,765,246	¥—	¥3,928	¥3,928
Investment funds	64,892,164	4,219,171	3,233,231	236,890	729,707	2,221,423	45,211	9,768	9,768
Special purpose entities created for structured financing	58,613,172	5,906,736	3,896,609	127,189	27,561	3,725,604	16,255	158,234	158,234
Repackaged instruments	9,383,684	4,574,788	4,256,915	950,867	2,724,026	472,931	109,091	5,225	5,225
Other	94,968,843	4,122,095	2,708,089	198,042	7,552	2,408,324	94,171	56,249	56,249
Total	¥261,594,644	¥26,112,554	¥19,817,606	¥1,512,988	¥5,446,362	¥12,593,528	¥264,728	¥233,404	¥233,404